FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:    /  /    (a)
             or fiscal year ending: 12/31/2005 (b)

Is this a transition report?: (Y/N)
                                     -----

Is this an amendment to a previous filing? (Y/N)    N
                                                  -----

Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:

1. A. Registrant Name: CG Variable Annuity Account II

   B. File Number: 811-1819

   C. Telephone Number: (860) 534-2445 Paul Fan

2. A. Street: 280 Trumbull St., H19B

   B. City: Hartford    C. State: CT    D. Zip Code: 06103     Zip Ext:

   E. Foreign Country:                 Foreign Postal Code:
                      ---------------                       -----------------

3.    Is this the first filing on this form by Registrant?(Y/N)        N
                                                                      ---

4.    Is this the last filing on this form by Registrant?(Y/N)         N
                                                                      ---

5.    Is Registrant a small business investment company (SBIC)?(Y/N)   N
                                                                      ---

6.    Is Registrant a unit investment trust(UIT)?(Y/N)                 Y
      (If answer is "Y" (yes) complete only items 111 through 132)    ---


7. A. Is Registrant a series or multiple portfolio company?(Y/N)
      (If answer is "N" (No), go to item 8.)                          ---

B.    How many separate series or portfolios did Registrant have at the end of the period?
                                                                      ---

SCREEN NUMBER: 01              PAGE NUMBER: 01

For period ending 12/31/2005                            If filing more than one
                  ----------                            Page 47, "X": ___
File number 811-1819
            --------

UNIT INVESTMENT TRUSTS

111. * A.  Depositor Name: CONNECTICUT GENERAL LIFE INSURANCE
                           ----------------------------------

       B.  File Number (If any):
                                 ---------------

       C.  City: Hartford    State: CT   Zip Code: 06152   Zip Ext:
                 --------           --             -----           -----

           Foreign Country:                 Foreign Postal Code:
                           -----------------                    --------

111. * A.  Depositor Name:
                           ----------------------------------

       B.  File Number (If any):
                                 ---------------

       C.  City:             State:      Zip Code:         Zip Ext:
                 --------           --             -----           -----

           Foreign Country:                 Foreign Postal Code:
                           -----------------                    --------

112. * A.  Sponsor Name:  CONNECTICUT GENERAL LIFE INSURANCE
                         ----------------------------------------

       B.  File Number (If any):
                                 ---------------

       C.  City: Hartford    State: CT   Zip Code: 06152   Zip Ext:
                 --------           --             -----           -----

           Foreign Country:                 Foreign Postal Code:
                           -----------------                    --------

112. * A.  Sponsor Name:
                         ----------------------------------------

       B.  File Number (If any):
                                 ---------------

       C.  City:             State:      Zip Code:         Zip Ext:
                 --------           --             -----           -----

           Foreign Country:                 Foreign Postal Code:
                           -----------------                    --------

SCREEN NUMBER: 55               PAGE NUMBER: 47

For period ending 12/31/2005                            If filing more than one
                  ----------                            Page 48, "X": ___
File number 811-1819
            --------

113. * A.  Trustee Name:
                         -----------------------------------------------

       B.  City:             State:      Zip Code:         Zip Ext:
                 --------          ---            --------         -----

           Foreign Country:                 Foreign Postal Code:
                           -----------------                    --------

113. * A.  Trustee Name:
                         -----------------------------------------------

       B.  City:             State:      Zip Code:         Zip Ext:
                 --------          ---            --------         -----

           Foreign Country:                 Foreign Postal Code:
                           -----------------                    --------

114. * A.  Principal Underwriter Name: Prudential Investment Management
                                       Services LLC
                                       ---------------------------------

       B.  File Number:  8-36540
                         -------

       C.  City: Newark      State: NJ   Zip Code: 07102   Zip Ext: 4077
                 ------            ---            --------         -----

           Foreign Country:                 Foreign Postal Code:
                           -----------------                    --------

114. * A.  Principal Underwriter Name:
                                      ----------------------------------

       B.  File Number:
                        ---------------

       C.  City:             State:      Zip Code:         Zip Ext:
                 --------          ---            --------         -----

           Foreign Country:                 Foreign Postal Code:
                           -----------------                    --------

115. * A.  Independent Public Accountant Name: PriceWaterhouseCoopers
                                               -----------------------

       B.  City: Hartford    State: CT   Zip Code: 06103   Zip Ext:
                 --------          ---            --------         -----

           Foreign Country:                 Foreign Postal Code:
                           -----------------                    --------

115. * A.  Independent Public Accountant Name:
                                              --------------------------

       B.  City:             State:      Zip Code:         Zip Ext:
                 --------          ---            --------         -----

           Foreign Country:                 Foreign Postal Code:
                           -----------------                    --------


SCREEN NUMBER: 56            PAGE NUMBER: 48

For period ending 12/31/2005                             If filing more than one
                  ----------                             Page 49, "X": ___
File number 811-1819
            --------


116. * A. Is Registrant part of a family of investment companies?(Y/N)      Y
                                                                         -------

       B. Identify the family in 10 letters: Comp Fund
          (NOTE: In filing this form, use this identification            -------
          consistently for all investment companies in family. This designation is for purposes of this form only.)

117. * A. Is Registrant a separate account of an insurance company?(Y/N)    Y
          If answer is "Y" (Yes), are any of the following types of      -------
          contracts funded by the Registrant?:

       B. Variable annuity contracts?(Y/N):                                 Y
                                                                         -------

       C. Scheduled premium variable life contracts:                        N
                                                                         -------

       D. Flexible premium variable life contracts:                         N
                                                                         -------

       E. Other types of insurance products registered under the Securities
          Acts of 1933?(Y/N)                                                N
                                                                         -------

118.   State the number of series existing at the end of the period
       that had securities registered under the Securities Act of 1933      1
                                                                         -------

119.   State the number of new series for which registration statements under the Securities Act of 1933 became effective during the
       period                                                               0
                                                                         -------

120. * State the total value of the portfolio securities on the date of
       deposit for the new series included in item 119 ($000's omitted)     0
                                                                         -------

121. * State the number of series for which a current prospectus was in
       existence at the end of the period                                   0
                                                                         -------

122. * State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
       period                                                               1
                                                                         -------


SCREEN NUMBER: 57              PAGE NUMBER: 49

For period ending 12/31/2005                            If filing more than one
                  ----------                            Page 50, "X": ___
File number 811-1819
            --------


123.   State the total value of the additional units considered in
       answering item 122 ($000's omitted)                                  0
                                                                         -------

124. * State the total value of units prior series that were placed in the portfolios of subsequent series during the current period
       (the value of these units is to be measured on the date they were placed in the subsequent series)($000's omitted)
                                                                         -------

125. * State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's
       omitted)                                                          $  0
                                                                         -------

126.   Of the amounts shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
       Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
       series.)($000's omitted)                                          $
                                                                         -------

127.   List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):
                                                                         -------

                                     Number of  Total Assets     Total Income
                                      Series       ($000's      Distributions
                                     Investing    omitted)     ($000's omitted)
                                     ---------  -------------  ----------------

A.  U.S. Treasury direct issue
B.  U.S. Government agency
C.  State and municipal tax-free.
D.  Public utility debt
E.  Brokers or dealers debt or
    debt of brokers' or dealers'
    parent
F.  All other corporate intermed.
    & long term debt
G.  All other corporate short-
    term debt
H.  Equity securities of brokers
    or dealers or parents of
    brokers or dealers
I.  Investment company equity
    securities
J.  All other equity securities          1       $  3,484          $
K.  Other securities
L.  Total assets of all series of                $  3,484          $
    registrant


SCREEN NUMBER: 58            PAGE NUMBER: 50

For period ending 12/31/2005                             If filing more than one
                  ----------                             Page 51, "X": ___
File number 811-1819
            --------


128. * Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
       other than the issuer?(Y/N)                                          N
                                                                         -------

129. * Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?(Y/N)
                                                                         -------

130. * In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N)
                                                                         -------

131.   Total expenses incurred by all series of Registrant during the
       current reporting period ($000's omitted)                         $    38
                                                                         -------

132. * List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


         811-1819        811-            811-            811-
             --------        --------        --------        --------

         811-            811-            811-            811-
             --------        --------        --------        --------

         811-            811-            811-            811-
             --------        --------        --------        --------

         811-            811-            811-            811-
             --------        --------        --------        --------

         811-            811-            811-            811-
             --------        --------        --------        --------

         811-            811-            811-            811-
             --------        --------        --------        --------

         811-            811-            811-            811-
             --------        --------        --------        --------

         811-            811-            811-            811-
             --------        --------        --------        --------


SCREEN NUMBER: 59            PAGE NUMBER: 51

This report is signed on behalf of the registrant in the City of Newark and State of New Jersey on the 28th day of February, 2006.

                                    Prudential Retirement Insurance and
                                    Annuity Company, as agent for Connecticut
                                    General Life Insurance Company


Witness: /s/ Paul Fan               By: /s/ Michael E. Hanrahan
        -------------------------      ------------------------------------
        Paul Fan                       Michael E. Hanrahan
                                       Vice President